SHARE-BASED COMPENSATION - Schedule of Stock-Based Compensation Expense (Parenthetical) (Details) - CNY (¥) ¥ in Thousands		1 Months Ended		12 Months Ended
	Nov. 27, 2020	Jun. 30, 2021	Nov. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Share-based Payment arrangement, expense				¥ 692,204	¥ 1,923,646	¥ 657,236
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based Payment arrangement, expense				¥ 197,928	1,680,626	602,960
TECHWOLF LIMITED | Class B ordinary shares
SHARE-BASED COMPENSATION
Number of new stock issued during the period	24,780,971	24,745,531	24,780,971
TECHWOLF LIMITED | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based Payment arrangement, expense					¥ 1,506,400	¥ 533,100